Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	S-1
Amendment Flag	false
Entity Incorporation, State or Country Code	FL
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Elected Not To Use the Extended Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true